Related party transactions - Summary of Related Party Transactions (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ericsson Nikola Tesla
Disclosure of transactions between related parties [line items]
Sales to Ericsson Nikola Tesla	kr 0.3	kr 0.4	kr 0.4
Purchases from Ericsson Nikola Tesla	1.5	1.2	1.2
Leone Media Inc.
Disclosure of transactions between related parties [line items]
Loans to MediaKind (Leone Media Inc.)	kr 0.6	kr 0.5	kr 0.5